Goodwill, Intangible Assets and In-Process Revenue Contracts - Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 124,640	$ 124,993
Accumulated Amortization	(118,230)	(114,557)
Net Carrying Amount	6,410	10,436
FPSO Segment [Member] | Other intangible assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	390	390
Net Carrying Amount	390	390
FPSO Segment [Member] | Customer contracts [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount		353
Accumulated Amortization		(353)
Net Carrying Amount		0
Shuttle Tanker [Member] | Customer contracts [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	124,250	124,250
Accumulated Amortization	(118,230)	(114,204)
Net Carrying Amount	$ 6,020	$ 10,046